KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants' Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
MUFG Securities Americas Inc.
(together, the “Specified Parties”)

Re:  ARI Fleet Lease Trust 2023-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “ARIFL 2023-A Pool Data Tape.xlsx” (the “Lease Data File”) provided by the Company on February 8, 2023, containing certain information on 29,446 automobile lease contracts (the “Leases”) as of January 31, 2023 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2023-A; and, (ii) an electronic data file entitled “Dispositions Detail 2022.xlsx” (the “Disposition Data File”) provided by the Company on February 8, 2023, containing certain information related to dispositions of Leases by the Company during calendar year 2022. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Source Documents” means the following information provided by the Company:

-	Motor Vehicle Lease Agreement

-	Certificate of Insurance Coverage

-	Certificate of Liability Insurance

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

-	Company’s asset system

-	Company’s GDT internal accounting system of record

The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry System provided by the Company.

•
The term “Rate History Schedule” means an electronic data file (“ABS 2023A Securitizations Testing 2.15.2023.xlsx”) provided by the Company on February 15, 2023, containing certain index rate history information.

•
The term “Titling Trust Owners Schedule” means an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule.xlsx”) provided by the Company on February 24, 2023, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•
The term “Additional Insured Schedule” mean an electronic data file (“Additional Insured Schedule _Titling Trust Owner Schedule.xlsx”) provided by the Company on February 24, 2023, containing a listing of insured entities and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Provided Information / Company’s Instructions” columns below.

•	The term “Provided Information” means the Source Documents, Title Documents, Rate History Schedule, Titling Trust Owners Schedule, Additional Insured Schedule, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

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I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

B.
For each Sample Lease, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Provided Information utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Lease Data File to the Provided Information, utilizing the Instructions, for each of the attributes, constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
VEHICLE NO	Motor Vehicle Lease Agreement, Company’s asset system
LESSEE CODE	Motor Vehicle Lease Agreement, Company’s asset system
END BALANCE	Company’s asset system
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents

For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry System stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT
Company’s asset system, Motor Vehicle Lease Agreement

For Sample Leases #59 and #65, which were billed for multiple months, recompute the MTHLY AMORT as the monthly payment amount divided by the number of months billed;

For Sample Leases #67, #78, #90, #98, #127, and #132, which are amortized leases, recompute the MTHLY AMORT as the CAP COST divided by the TERM.

BILLED RATE
Motor Vehicle Lease Agreement, Company’s asset system, Rate History Schedule.

For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Company’s asset system “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Company’s asset system.

MAKE	Motor Vehicle Lease Agreement. If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Company’s asset system
ADMIN AMT	Motor Vehicle Lease Agreement, Company’s asset system
OPEN/CLOSE	Motor Vehicle Lease Agreement

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or the Company’s asset system.

•	We observed that an internal approval date was populated in the “Last Review” field in the Company’s asset system. We make no representation regarding the validity of such approval.

•	We observed that the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage or a Certificate of Liability Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

3

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”). A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes listed below to the corresponding information including in the Provided Information utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Disposition Data File to the Provided Information, utilizing the Instructions, for each of the attributes, constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information
ORIGINATION DATE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CLIENT NAME	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MAKE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CAP COST	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
YEAR	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
SALE PROCEEDS	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
March 3, 2023

5

Exhibit A
The Sample Leases
Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	****8598	51	****3173	101	****4000
2	****1703	52	****8660	102	****3134
3	****9518	53	****9967	103	****9852
4	****8523	54	****7696	104	****9010
5	****2322	55	****2134	105	****1200
6	****8660	56	****9120	106	****9443
7	****7435	57	****7206	107	****5405
8	****0347	58	****4441	108	****5474
9	****0134	59	****5502	109	****9017
10	****0773	60	****1610	110	****0383
11	****5470	61	****8040	111	****8796
12	****2715	62	****1941	112	****6648
13	****1441	63	****6029	113	****4904
14	****9017	64	****6877	114	****2976
15	****7979	65	****0695	115	****8468
16	****8646	66	****7018	116	****9733
17	****8785	67	****5381	117	****0641
18	****1425	68	****6805	118	****4663
19	****0950	69	****8886	119	****1814
20	****8992	70	****1171	120	****3993
21	****1439	71	****7388	121	****9108
22	****4552	72	****7523	122	****2697
23	****4176	73	****8614	123	****9433
24	****1109	74	****4922	124	****9654
25	****4623	75	****0659	125	****2443
26	****3850	76	****0123	126	****3733
27	****9667	77	****1486	127	****8184
28	****7342	78	****6787	128	****1212
29	****1793	79	****7378	129	****3977
30	****6035	80	****8956	130	****8949
31	****2474	81	****6808	131	****0290
32	****0410	82	****1706	132	****6986
33	****4664	83	****1997	133	****9132
34	****6647	84	****7076	134	****2395
35	****7062	85	****4420	135	****5439
36	****7273	86	****6118	136	****4391
37	****5277	87	****4270	137	****2132
38	****5281	88	****1718	138	****5015
39	****2542	89	****7439	139	****9620
40	****2248	90	****6898	140	****3043
41	****8983	91	****4689	141	****0638
42	****1123	92	****0580	142	****1951
43	****8325	93	****2282	143	****8900
44	****9995	94	****3085	144	****2732
45	****4067	95	****7192	145	****9570
46	****3370	96	****5031	146	****5554
47	****3052	97	****0051	147	****5482
48	****7413	98	****0187	148	****5345
49	****2534	99	****3998	149	****5777
50	****2528	100	****1485	150	****0913

Exhibit B
The Sample Dispositions

Sample Disposition Number	Vehicle ID
1	****227
2	****362
3	****089
4	****241
5	****928
6	****776
7	****5744
8	****217
9	****3819
10	****3489
11	****8738
12	****204
13	****4183
14	****7005
15	****0605
16	****0919
17	****074
18	****977
19	****529
20	****6873
21	****071
22	****446
23	****667
24	****6675
25	****9052
26	****822
27	****9624
28	****157
29	****209
30	****8658
31	****6587
32	****7737
33	****1963
34	****0808
35	****275
36	****4538
37	****5013
38	****068
39	****456
40	****482

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
Automotive Resources International
Automotive Resource International
Automotive Resources, Inc.
Automotive Resource, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI Fleet LT Automotice Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT

Exhibit C Additional Insured Schedule (continued) Automotive Rental, Inc. AND Ari Fleet LT ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT
ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises

Exhibit D Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp
ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors
ARI FLEET LT INC
ARI Fleet LT Lessor
ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL
ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd
LSR ARI FLEET LT